Capital surplus (Tables)	12 Months Ended
Dec. 31, 2024
Capital surplus [Abstract]
Summary of Capital Surplus

	2022
	Share premium	Others	Total
	NT$000	NT$000	NT$000
January 1	6,043,483	12,138	6,055,621
Changes in associates accounted for using equity method	—	152	152
December 31	6,043,483	12,290	6,055,773

	2023
	Share premium	Others	Total
	NT$000	NT$000	NT$000
January 1	6,043,483	12,290	6,055,773
December 31	6,043,483	12,290	6,055,773

	2024
	Share premium	Others	Total
	NT$000	NT$000	NT$000
January 1	6,043,483	12,290	6,055,773
December 31	6,043,483	12,290	6,055,773